Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Mar. 04, 2019	Aug. 08, 2018
Subsequent Events (Textual)
Dividend distribution of per share		$ 0.155
Aggregate dividend value		$ 7,563
Dividend paid date		Sep. 05, 2018
Subsequent Event [Member]
Subsequent Events (Textual)
Dividend distribution of per share	$ 0.15
Aggregate dividend value	$ 7,334
Dividend paid date	Mar. 27, 2019